Operating Segments (Tables)	9 Months Ended
Sep. 30, 2023
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2023
Revenues	$86,437	$19,650	$106,087
Gross profit	$38,574	$2,504	$41,078
Unallocated corporate expenses			(33,790)
Finance expenses, net			(3,883)
Income before taxes on income			$3,405
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2022
Revenues	$67,198	$16,702	$83,900
Gross profit	$29,342	$2,070	$31,412
Unallocated corporate expenses			(30,898)
Finance expenses, net			(5,719)
Income before taxes on income			$(5,205)
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2023
Revenues	$31,436	$6,498	$37,934
Gross profit	$13,989	$814	$14,803
Unallocated corporate expenses			(10,435)
Finance expenses, net			(1,072)
Income before taxes on income			$3,296
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2022
Revenues	$25,580	$6,637	$32,217
Gross profit	$12,429	$441	$12,870
Unallocated corporate expenses			(10,308)
Finance expenses, net			(2,068)
Income before taxes on income			$494

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance expenses, net			(6,791)
Income before taxes on income			$(2,259)

Schedule of Reporting on Operating Segments Geographic Region	Reporting on operating segments by geographic region:
	Nine months period ended September 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$62,150	$-	$62,150
Israel	3,119	19,650	22,769
Europe	6,724	-	6,724
Latin America	10,365	-	10,365
Asia	3,958	-	3,958
Others	121	-	121
	$86,437	$19,650	$106,087

	Nine months period ended September 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$52,866	$-	$52,866
Israel	3,631	16,702	20,333
Europe	2,192	-	2,192
Latin America	5,301	-	5,301
Asia	2,665	-	2,665
Others	543	-	543
	$67,198	$16,702	$83,900
	Three months period ended September 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$25,294	$-	$25,294
Israel	1,017	6,498	7,515
Europe	3,280	-	3,280
Latin America	328	-	328
Asia	1,479	-	1,479
Others	38	-	38
	$31,436	$6,498	$37,934
	Three months period ended September 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$20,597	$-	$20,597
Israel	1,377	6,637	8,014
Europe	750	-	750
Latin America	1,775	-	1,775
Asia	767	-	767
Others	314	-	314
	$25,580	$6,637	$32,217

	Year ended December 31, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$75,851	$-	$75,851
Israel	5,290	26,741	32,031
Europe	5,277	-	5,277
Latin America	11,294	-	11,294
Asia	4,581	-	4,581
Others	305	-	305
	$102,598	$26,741	$129,339